SUBSEQUENT EVENTS (Details Narrative)			12 Months Ended
	Nov. 14, 2025	Oct. 03, 2025	Sep. 30, 2025
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-8 reverse stock splits		1-for-8 reverse stock splits
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split		1-for-8 reverse stock split